Intangible Asset, Net (Details Narrative) 10K	9 Months Ended	12 Months Ended
	Sep. 30, 2015 Units	Dec. 31, 2014 USD ($) Units	Dec. 31, 2013 USD ($)
Patent, amortization period	15 years	15 years
Amortization expense | $		$ 31,909	$ 30,609
Patents, Units	20	20
Patents expiration date	patents will expire during the years of 2023 to 2028.	patents will expire during the years of 2023 to 2028.
United States [Member]
Patents, Units	13	13
Patent application pending	1	1
China, India, Japan And Hong Kong [Member]
Patents, Units	7	7
Europe, Canada, and Brazil [Member]
Patent application pending	5	5